Revenue - Schedule of Disaggregated Revenue Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical markets
Total revenue from contracts with customers	$ 32,336,084	$ 42,848,508	$ 79,510,746	$ 80,671,081	$ 68,132,256
Over time [Member]
Geographical markets
Total revenue from contracts with customers	29,058,618	40,215,825	74,304,623	77,308,336	66,466,259
At a point in time [Member]
Geographical markets
Total revenue from contracts with customers	3,277,466	2,632,683	$ 5,206,123	$ 3,362,745	$ 1,665,997
Credit cards [Member]
Geographical markets
Total revenue from contracts with customers	19,127,920	28,159,453
Personal loans and mortgages [Member]
Geographical markets
Total revenue from contracts with customers	4,582,424	5,874,135
Wealth [Member]
Geographical markets
Total revenue from contracts with customers	3,955,279	3,669,673
Insurance [Member]
Geographical markets
Total revenue from contracts with customers	4,466,306	4,004,769
Other verticals [Member]
Geographical markets
Total revenue from contracts with customers	204,155	1,140,478
Hong Kong [Member]
Geographical markets
Total revenue from contracts with customers	14,194,612	14,981,761
Singapore [Member]
Geographical markets
Total revenue from contracts with customers	12,857,209	17,962,713
Philippines [Member]
Geographical markets
Total revenue from contracts with customers	3,475,989	6,917,244
Taiwan [Member]
Geographical markets
Total revenue from contracts with customers	1,808,274	2,826,070
Malaysia [Member]
Geographical markets
Total revenue from contracts with customers		$ 160,720